Label	Element	Value
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
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Supplement [Text Block]	ck0001496999_SupplementTextBlock
American Funds Tax-Exempt Fund of New York® Prospectus Supplement January 1, 2018 (for prospectus dated October 1, 2017)

Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

1. The fourth paragraph under the heading “Principal investment strategies” in the “American Funds Tax-Exempt Fund of New York” section is amended in its entirety to read as follows:

The fund's assets are managed by a team of portfolio managers. Under this approach, the fund's portfolio managers will work together to oversee the fund's entire portfolio.

Keep this supplement with your prospectus.